DETAILS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
DETAILS OF CASH FLOWS
Schedule of items not involving current cash flows	Items not involving operating cash flows are shown in the following table:

Years ended December 31,	2023	2022

Straight-line rent amortization	$(16,690)	$(10,596)
Tenant incentive amortization	4,403	4,149
Unit-based compensation expense (recovery) (note 13(b))	10,213	(167)
Fair value losses on investment properties, net	172,676	219,728
Depreciation and amortization	1,272	1,598
Fair value losses (gains) on financial instruments, net (note 14(e))	17,296	(11,383)
Loss on sale of investment properties	1,505	666
Amortization of issuance costs relating to debentures and term loans	1,953	1,729
Amortization of deferred financing costs	535	582
Deferred income tax recovery (note 15(a))	(16,195)	(71,045)
Other	33	(173)
	$177,001	$135,088

Schedule of changes in working capital balances	Changes in working capital balances are shown in the following table:

Years ended December 31,	2023	2022
Accounts receivable	$(200)	$1,674
Prepaid expenses and other	(3,390)	(2,269)
Accounts payable and accrued liabilities	(1,727)	(4,209)
Deferred revenue	654	4,702
	$(4,663)	$(102)

Schedule of cash and cash equivalents	Cash and cash equivalents consist of:

As at December 31,	2023	2022
Cash	$115,714	$127,091
Short-term deposits	420	7,990
	$116,134	$135,081